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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               May 15, 2012
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $698,796
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
BABCOCK & WILCOX CO NEW       COM             05615F102     7,725    300,000   SH         SOLE     NONE    300,000
BEBE STORES INC               COM             075571109    12,064  1,307,051   SH         SOLE     NONE  1,307,051
BITAUTO HLDGS LTD             SPONSORED ADS   091727107       445     84,029   SH         SOLE     NONE     84,029
BON-TON STORES INC            COM             09776J101       463     50,000   SH         SOLE     NONE     50,000
CINCINNATI BELL INC NEW       COM             171871106    31,427  7,817,655   SH         SOLE     NONE  7,817,655
CITRIX SYS INC                COM             177376100    11,837    150,000   SH         SOLE     NONE    150,000
CLEARWATER PAPER CORP         COM             18538R103     2,602     78,338   SH         SOLE     NONE     78,338
DISH NETWORK CORP             CL A            25470M109    16,465    500,000   SH         SOLE     NONE    500,000
E M C CORP MASS               COM             268648102     8,068    270,000   SH         SOLE     NONE    270,000
GOOGLE INC                    CL A            38259P508    24,367     38,000   SH         SOLE     NONE     38,000
GRAPHIC PACKAGING HLDG CO     COM             388689101    21,030  3,809,774   SH         SOLE     NONE  3,809,774
ISHARES TR                    MSCI EMERG MKT  464287234    42,945     10,000   SH  PUT    SOLE     NONE     10,000
ISHARES TR                    RUSSELL 2000    464287655    62,108      7,500   SH  PUT    SOLE     NONE      7,500
JONES GROUP INC               COM             48020T101     9,420    750,000   SH         SOLE     NONE    750,000
KINROSS GOLD CORP             COM NO PAR      496902404    11,748  1,200,000   SH         SOLE     NONE  1,200,000
KOHLS CORP                    COM             500255104    15,009      3,000   SH  PUT    SOLE     NONE      3,000
LAZARD LTD                    SHS A           G54050102     7,893    276,357   SH         SOLE     NONE    276,357
LIZ CLAIBORNE INC             COM             539320101    59,452  4,449,994   SH         SOLE     NONE  4,449,994
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    39,632    800,000   SH         SOLE     NONE    800,000
MERCER INTL INC               COM             588056101    14,758  1,847,022   SH         SOLE     NONE  1,847,022
MOSAIC CO NEW                 COM             61945C103    19,352    350,000   SH         SOLE     NONE    350,000
NEVSUN RES LTD                COM             64156L101     5,518  1,499,500   SH         SOLE     NONE  1,499,500
PACER INTL INC TENN           COM             69373H106     3,792    600,000   SH         SOLE     NONE    600,000
PETROBRAS ARGENTINA S A       SPONS ADR       71646J109     6,713    498,741   SH         SOLE     NONE    498,741
PHOENIX COS INC NEW           COM             71902E109     3,303  1,348,363   SH         SOLE     NONE  1,348,363
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    67,550     10,000   SH  PUT    SOLE     NONE     10,000
QUIKSILVER INC                COM             74838C106    10,100  2,500,000   SH         SOLE     NONE  2,500,000
RENTECH INC                   COM             760112102    13,655  6,564,710   SH         SOLE     NONE  6,564,710
RENTECH NITROGEN PARTNERS L   COM UNIT        760113100    22,682    817,650   SH         SOLE     NONE    817,650
RITE AID CORP                 COM             767754104    21,711 12,477,834   SH         SOLE     NONE 12,477,834
SPDR GOLD TRUST               GOLD SHS        78463V107    81,060      5,000   SH  CALL   SOLE     NONE      5,000
SEALY CORP                    COM             812139301       965    477,521   SH         SOLE     NONE    477,521
SONUS NETWORKS INC            COM             835916107     8,845  3,050,000   SH         SOLE     NONE  3,050,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100    28,410  1,000,000   SH         SOLE     NONE  1,000,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100     5,682      2,000   SH  PUT    SOLE     NONE      2,000